Employee Benefits - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial:
Discount rate used to calculate the defined benefit obligation	8.00%	7.20%	7.50%
Salary increase	4.50%	4.50%	4.50%
Future pension increases	3.50%	3.50%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability	IMSS‑97	IMSS‑97	IMSS‑97
Normal retirement age	60 years	60 years	60 years
Employee turnover table	BMAR 2007	BMAR 2007	BMAR 2007